PARENT COMPANY FINANCIAL INFORMATION - ORA (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
(LOSS)/PROFIT FOR THE YEAR	$ (92,951,000)	$ (46,880,000)	$ (80,693,000)
Translation differences	(321,248,000)	(280,715,000)
Other comprehensive income	(44,467,000)	(37,930,000)	(32,229,000)
Atento Luxco 1, S.A. [member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
(LOSS)/PROFIT FOR THE YEAR	(1,120,000)	222,000	(1,986,000)
Translation differences	(21,340,000)	41,310,000	(9,798,000)
Other comprehensive income	(21,339,000)	42,931,000	(9,798,000)
Total comprehensive income	$ (22,459,000)	$ 43,153,000	$ (11,784,000)